Interest Expenses, Net - Schedule of Interest Expenses, Net (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Jan. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Interest Expenses, Net [Abstract]
Interest expenses on various loans and others		$ (2,756)	$ (4,531)	$ (79)
Interest income on cash deposits in banks		65	1,283	42
Total	¥ (94.7)	$ (2,691)	$ (3,248)	$ (37)